UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04529)

Exact name of registrant as specified in charter:	Putnam Michigan Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2015

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments:

Putnam Michigan Tax Exempt Income Fund

The fund's portfolio
8/31/14 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.1%)(a)
	Rating(RAT)	Principal amount	Value

California (1.1%)

CA State G.O. Bonds, 5 1/4s, 2/1/29	Aa3	$700,000	$823,732

			823,732
Connecticut (0.7%)

CT State Hlth. & Edl. Fac. Auth. VRDN (Yale U.), Ser. V-2, 0.02s, 7/1/36	VMIG1	500,000	500,000

			500,000
Delaware (1.4%)

DE State Hlth. Facs. Auth. VRDN (Christiana Care), Ser. A, 0.04s, 10/1/38	VMIG1	1,000,000	1,000,000

			1,000,000
Guam (1.3%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	750,000	821,108

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	150,000	163,440

			984,548
Michigan (89.7%)

Advanced Tech. Academy Pub. School Rev. Bonds, 6s, 11/1/28	BBB-	180,000	186,874

Caledonia Cmnty., Schools G.O. Bonds, Q-SBLF
5s, 5/1/39	AA-	1,000,000	1,126,350
5s, 5/1/29	AA-	415,000	485,650

Charles Stewart Mott G.O. Bonds (Cmnty. College Fac.), NATL, 5s, 5/1/19	Aa3	1,000,000	1,028,790

Dearborn, School Dist. Bldg. & Site G.O. Bonds, Ser. A, Q-SBLF, 5s, 5/1/30	Aa2	330,000	370,686

Detroit, Downtown Dev. Auth. Tax Increment Tax Alloc. Bonds (Dev. Area No. 1), Ser. A, NATL, 4 3/4s, 7/1/25	AA-	1,500,000	1,476,285

Detroit, Swr. Disp. Rev. Bonds
Ser. B, AGM, 7 1/2s, 7/1/33	AA	1,000,000	1,193,450
(Second Lien), Ser. B, NATL, FGIC, 5s, 7/1/36	AA-	1,075,000	1,083,310

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA	1,300,000	1,416,285

Eaton Rapids Pub. Schools G.O. Bonds, Ser. D, Q-SBLF, 4s, 5/1/16	AA-	500,000	528,350

Fenton, Area Pub. Schools G.O. Bonds (School Bldg. & Site), NATL, Q-SBLF, 5s, 5/1/23	Aa2	1,000,000	1,054,560

Flat Rock, Cmnty. School Dist. G.O. Bonds (School Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/22	Aa2	1,425,000	1,596,998

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7 1/2s, 7/1/39	Ba1	300,000	323,643

Genesee Cnty., Wtr. Syst. G.O. Bonds, 5 3/8s, 11/1/38	AA	500,000	552,565

Grand Rapids, Rev. Bonds
(Sanitation Swr. Syst.), 5s, 1/1/37	Aa1	300,000	340,353
(San. Swr. Sys.), NATL, 5s, 1/1/20	Aa1	500,000	517,945

Grand Valley, Rev. Bonds (MI State U.), 5 3/4s, 12/1/34	A+	500,000	548,520

Holland, Elec. Util. Syst. Rev. Bonds, Ser. A, 5s, 7/1/39	AA	1,000,000	1,116,680

Holland, School Dist. G.O. Bonds, AGM, 5s, 5/1/29	AA	1,000,000	1,183,150

Kalamazoo, Hosp. Fin. Auth. Fac. Rev. Bonds (Bronson Hosp.), Ser. A, AGM, 5s, 5/15/26	AA	2,000,000	2,136,020

Karegnondi, Wtr. Auth. Rev. Bonds (Wtr. Supply Syst.), Ser. A, 5 1/4s, 11/1/31	A2	250,000	281,098

Kentwood, Economic Dev. Rev. Bonds (Holland Home), 5 5/8s, 11/15/32	BB+/F	350,000	367,224

Lake Superior State U. Rev. Bonds, AGM, 4s, 11/15/18	AA	500,000	538,175

Lansing, Board of Wtr. & Ltg. Util. Syst. Rev. Bonds, Ser. A, 5s, 7/1/37	Aa3	1,000,000	1,114,070

Livonia, Pub. School Dist. Bldg. & Site G.O. Bonds, Ser. I, AGM, 5s, 5/1/36	AA	500,000	547,370

Marysville, Pub. School Dist. G.O. Bonds (School Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/21	Aa2	1,640,000	1,801,638

MI Higher Ed. Fac. Auth. Rev. Bonds
(Alma College), 5 1/4s, 6/1/33	Baa1	1,000,000	1,046,870
(Kalamazoo College), 5s, 12/1/33 (Prerefunded 12/1/17)	AAA/P	500,000	569,825

MI Muni. Board Auth. Rev. Bonds (Downtown), Ser. A, 5s, 5/1/22	Aa2	500,000	562,360

MI Pub. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 1/1/27	A2	700,000	768,243

MI State Bldg. Auth. Rev. Bonds
Ser. I, 6s, 10/15/38	Aa3	2,000,000	2,329,000
FGIC, NATL, zero %, 10/15/22	Aa3	1,500,000	1,070,115

MI State Fin. Auth. Rev. Bonds
(Local Govt. Loan Program Pub. Ltg. Auth.), Ser. B, 5s, 7/1/34	A-	500,000	534,395
(Unemployment Oblig. Assmt.), Ser. B, 5s, 7/1/23	Aaa	620,000	627,713
(Unemployment Oblig. Assmt.), Ser. B, 5s, 7/1/22	Aaa	500,000	541,780
(Trinity Hlth.), Ser. A, 5s, 12/1/16	Aa2	1,000,000	1,099,000

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	1,000,000	1,105,890
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A3	1,500,000	1,549,515
(Sparrow Hosp.), 5s, 11/15/31	A1	1,000,000	1,034,230
(Ascension Hlth.), Ser. B, 5s, 11/15/25	AA+	1,000,000	1,133,610

MI State Hsg. Dev. Auth. Rev. Bonds (Rental Hsg.)
Ser. A, 4 5/8s, 10/1/39	AA	225,000	231,494
Ser. A, 4.45s, 10/1/34	AA	100,000	102,143
Ser. D, 3.95s, 10/1/37	AA	1,050,000	1,056,815

MI State Strategic Fund Ltd. Rev. Bonds
(United Methodist Retirement Cmntys., Inc.), 5 3/4s, 11/15/33	BBB+/F	500,000	514,380
(MI House of Representatives Fac.), Ser. A, AGO, 5 1/4s, 10/15/21	AA	1,500,000	1,720,980

MI State Strategic Fund Ltd. Oblig. Rev. Bonds
(Detroit Edison Co.), AMBAC, 7s, 5/1/21	Aa3	1,500,000	1,901,055
(Evangelical Homes of MI), 5 1/4s, 6/1/32	BB+/F	400,000	406,324
(Cadillac Place Office Bldg.), 5 1/4s, 10/15/26	A1	750,000	848,123

MI State Strategic Fund, Ltd. Rev. Bonds (Worthington Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22 (Escrowed to maturity)	AAA/P	3,000,000	3,696,534

MI State Trunk Line Fund Rev. Bonds, 5s, 11/15/20	AA+	500,000	601,870

MI State U. Rev. Bonds
Ser. A, 5s, 8/15/38	Aa1	1,000,000	1,136,570
Ser. C, 5s, 8/15/18	Aa1	1,000,000	1,146,480

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 6s, 6/1/34	B-	750,000	627,540

Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy Memorial Hosp. Corp.), 5 3/8s, 6/1/26	Baa2	500,000	510,575

Northern Michigan U. Rev. Bonds, Ser. A, AGM, 5s, 12/1/26	AA	1,000,000	1,111,430

Oakland Cnty., Bldg. Auth. Rev. Bonds, 3s, 11/1/17	Aaa	600,000	634,902

Oakland U. Rev. Bonds
5s, 3/1/37	A1	500,000	540,150
Ser. A, 5s, 3/1/33	A1	500,000	553,135

Plymouth, Charter Twp. G.O. Bonds, 4s, 7/1/25	AA	1,000,000	1,063,510

Roseville, School Dist. G.O. Bonds (School Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/21	Aa2	1,250,000	1,339,963

Saginaw, Hosp. Fin. Auth. Rev. Bonds (Convenant Med. Ctr.), Ser. H, 5s, 7/1/30	A	1,000,000	1,052,510

South Haven, Pub. School Bldg. & Site G.O. Bonds, Ser. A, BAM, 5s, 5/1/29	AA	575,000	660,899

Star Intl. Academy Rev. Bonds (Pub. School Academy), 5s, 3/1/33	BBB	400,000	400,216

Troy, City School Dist. Bldg. & Site G.O. Bonds, Q-SBLF, 5s, 5/1/28	AA	500,000	582,155

U. of MI Rev. Bonds, Ser. A, 5s, 4/1/39	Aaa	500,000	578,175

Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit Metro. Arpt.)
FGIC, NATL, 5s, 12/1/25	AA-	1,000,000	1,099,970
Ser. C, 5s, 12/1/22	A2	1,000,000	1,142,370

Wayne St. U. Rev. Bonds, AGM, 5s, 11/15/25	Aa2	1,000,000	1,121,890

West Ottawa, Pub. School Bldg. & Site Dist. G.O. Bonds, Ser. I, 5s, 5/1/35	Aa2	150,000	168,953

Western MI U. Rev. Bonds
5 1/4s, 11/15/40	A1	500,000	550,210
5 1/4s, 11/15/30	A1	200,000	232,954
5s, 11/15/31	A1	150,000	171,782

Zeeland, Pub. Schools G.O. Bonds, AGM, 4s, 5/1/17	AA	250,000	268,873

			64,663,515
Puerto Rico (2.0%)

Cmnwlth. of PR, G.O. Bonds
Ser. A, FGIC, 5 1/2s, 7/1/21	BB	500,000	412,530
(Pub. Impt.), Ser. A, 5 1/4s, 7/1/30	BB	210,000	158,651
Ser. A, 5 1/4s, 7/1/26	BB	500,000	393,775

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. C
5 1/4s, 8/1/41	BBB-	250,000	195,550
5s, 8/1/46	BBB	345,000	280,813

			1,441,319
Texas (1.0%)

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (TX Hlth. Resources), Ser. C, 0.05s, 11/15/33	VMIG1	700,000	700,000

			700,000
Virgin Islands (0.9%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A
6s, 10/1/39	Baa3	380,000	423,438
5s, 10/1/25	Baa2	200,000	220,424

			643,862
TOTAL INVESTMENTS

Total investments (cost $66,067,921)(b)			$70,756,976

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2014 through August 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $72,109,721.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $66,056,288, resulting in gross unrealized appreciation and depreciation of $5,154,911 and $454,223, respectively, or net unrealized appreciation of $4,700,688.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Local debt	19.0%
	Health care	17.9
	Education	15.8
	Utilities	14.1
	State debt	10.8
	The fund had the following insurance concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	19.8%
	Q-SBLF	12.3
	NATL	10.2

	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$70,756,976	$—

Totals by level	$—	$70,756,976	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Michigan Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 28, 2014